Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Property, plant and equipment estimated useful lives

Years
Buildings	40
Building improvements	5 to 10
Manufacturing machinery	20
General equipment	5 to 10
Computer equipment, software, and software development	3 to 7
Office furniture and equipment	3 to 10

Basic and dilutive common shares outstanding used in determining net (loss) income per share

	Years Ended 31 March
(Millions of shares)	2012	2011	2010

Basic common shares outstanding	436.2	435.6	433.1
Dilutive effect of stock awards	1.7	-	-

Diluted common shares outstanding	437.9	435.6	433.1

(US dollars)	2012	2011	2010

Net income (loss) per share - basic	$1.39	$(0.80)	$(0.20)
Net income (loss) per share - diluted	$1.38	$(0.80)	$(0.20)